PROPERTY AND EQUIPMENT (Schedule of Depreciation Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Cost additions include capitalization of salary and employee related expenses	₪ 33	₪ 29	₪ 30